UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22265

Western Asset Municipal Defined

Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 99.4%
Alabama - 4.9%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23; 7.900%	0.000%	10/1/50	$9,470,000	$8,150,071
Lower Alabama Gas District, Gas Project Revenue	5.000%	9/1/46	300,000	360,534
Southeast Alabama Gas Supply District, Gas Supply Revenue:
	4.000%	4/1/24	1,500,000	1,593,390	(a)(b)
	4.000%	6/1/24	2,000,000	2,126,220	(a)(b)

Total Alabama				12,230,215

Arizona - 4.7%
Chandler, AZ, Industrial Development Authority, Intel Corp.	2.700%	8/14/23	2,000,000	2,006,420	(a)(b)(c)
La Paz County Industrial Development Authority	5.000%	2/15/48	1,000,000	1,064,220
Navajo Nation, AZ, Revenue	5.000%	12/1/25	350,000	385,812	(d)
Salt Verde Financial Corp., AZ, Senior Gas Revenue	5.000%	12/1/32	7,110,000	8,358,800

Total Arizona				11,815,252

California - 6.3%
California MFA Revenue:
Senior Lien, Linux Apartment Project	5.000%	12/31/43	500,000	559,200	(c)
Senior Lien, Linux Apartment Project	5.000%	12/31/47	350,000	390,211	(c)
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,500,000	3,689,980	(c)(d)
California State, GO, Various Purpose	4.000%	11/1/36	250,000	267,808
California Statewide CDA, Student Housing
Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	780,000	832,018	(d)
Golden State Tobacco Securitization Corp. Revenue:
Tobacco Settlement Funded	5.000%	6/1/47	500,000	514,025
Tobacco Settlement Funded	5.000%	6/1/47	600,000	616,830
Los Angeles, CA, Department of Airports Revenue	5.000%	5/15/44	500,000	564,375	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/48	1,000,000	1,158,030
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,046,980
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	2,000,000	2,489,700

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	$725,000	$759,858
University of California Revenue	5.000%	5/15/36	2,500,000	2,915,425

Total California				15,804,440

Colorado - 4.4%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	508,135
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	216,166
Colorado State Health Facilities Authority Revenue, Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	3,000,000	3,389,640	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	6,907,800

Total Colorado				11,021,741

Connecticut - 0.3%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	555,410
Connecticut State, GO	5.000%	10/15/34	280,000	309,218

Total Connecticut				864,628

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	250,000	253,743

Florida - 1.1%
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	250,000	283,108
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	1,000,000	1,048,890	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	500,000	557,030	(c)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	350,000	388,731
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	271,070
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities	5.000%	11/15/45	250,000	276,280

Total Florida				2,825,109

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 7.9%
Atlanta, GA, Water & Wastewater Revenue:
	6.000%	11/1/23	$5,000,000	$5,248,400	(e)
	6.250%	11/1/34	3,260,000	3,431,248	(e)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,323,550	(e)
Main Street Natural Gas Inc., GA, Gas Project Revenue, (SIFMA Municipal Swap Index Yield + 0.570%)	2.060%	12/1/23	2,000,000	1,996,960	(a)(b)

Total Georgia				20,000,158

Idaho - 0.1%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group	5.000%	12/1/47	300,000	337,515

Illinois - 7.5%
Chicago, IL, Board of Education, GO	5.000%	12/1/34	360,000	374,288
Chicago, IL, GO:
	5.000%	1/1/25	250,000	271,683
	5.500%	1/1/30	1,685,000	1,838,621
	6.000%	1/1/38	500,000	566,755
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/26	1,000,000	1,058,270
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/46	2,000,000	2,175,820
General, Senior Lien	5.000%	1/1/35	250,000	278,638
Senior Lien	5.000%	1/1/47	500,000	553,720
Senior Lien	5.000%	1/1/52	500,000	551,820
Trips Obligated Group	5.000%	7/1/48	200,000	218,482	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	266,303
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/36	750,000	815,332
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	600,000	677,478
Second Lien, AGM	5.000%	11/1/32	2,050,000	2,314,716
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/32	300,000	335,604
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	600,000	674,034
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	100,000	109,973
Illinois State, GO:
	5.000%	2/1/26	1,000,000	1,065,490

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
	5.000%	11/1/26	$550,000	$587,136
	5.000%	2/1/29	600,000	634,986
	5.000%	10/1/29	1,600,000	1,704,192	(f)
	5.000%	12/1/42	500,000	520,615
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	1,000,000	1,019,800
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, CAB	0.000%	12/15/52	1,000,000	185,240

Total Illinois				18,798,996

Indiana - 6.8%
Indiana Finance Authority, IN, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	675,000	756,229
Indiana Municipal Power Agency, Power Supply System Revenue	6.000%	1/1/39	8,000,000	8,114,800	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	8,000,000	8,127,600	(e)

Total Indiana				16,998,629

Louisiana - 0.2%
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/43	500,000	563,580	(c)

Maryland - 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments	5.000%	6/1/44	1,350,000	1,439,924

Massachusetts - 0.1%
Massachusetts State Development Finance Agency Revenue, UMass Boston Student Housing Project	5.000%	10/1/41	250,000	271,585

Michigan - 4.2%
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	2,995,000	3,105,695	(e)
Second Lien, AGM	6.250%	7/1/36	5,000	5,172
Michigan State Finance Authority, Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,500,000	1,569,420	(d)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	350,000	384,272
Senior Lien, Detroit Water & Sewer	5.000%	7/1/33	410,000	449,130

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	$2,000,000	$2,185,160
William Beaumont Hospital	8.250%	9/1/39	3,000,000	3,000,000	(e)

Total Michigan				10,698,849

Nebraska - 2.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	4,250,000	5,070,548

New Jersey - 6.6%
Gloucester County, NJ, Pollution Control Financing Authority Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	750,000	808,597	(c)
New Jersey State EDA Revenue:
	5.000%	6/15/34	1,500,000	1,644,930
Continental Airlines Inc. Project	4.875%	9/15/19	665,000	673,479	(c)
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	200,000	216,034	(c)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	10,433,600	(e)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	125,000	142,479
New Jersey State Transportation Trust Fund Authority Revenue, Transportation System, CAB, NATL	0.000%	12/15/31	3,000,000	1,725,330
New Jersey Transportation Trust Fund Authority	5.000%	6/15/29	750,000	837,345
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	200,000	218,520

Total New Jersey				16,700,314

New York - 11.4%
Hudson Yards Infrastructure Corp. Revenue	5.000%	2/15/36	1,000,000	1,145,790
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,500,000	3,095,225
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	569,035
New York City, NY, TFA Revenue, Future Tax Secured	5.000%	8/1/40	3,000,000	3,469,020	(g)
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/32	2,000,000	1,200,220

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan Kettering Cancer Center	5.000%	7/1/28	$1,500,000	$1,793,880
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	1,000,000	1,145,730
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	575,000	605,274	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	1,000,000	1,110,420
New York State Transportation Development Corp., Special Facilities Revenue:
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	3,000,000	3,202,440	(c)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/31	1,500,000	1,687,740	(c)
LaGuardia Airport Terminal C & D Redevelopment Project	5.000%	1/1/32	1,100,000	1,232,088	(c)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,521,831

Total New York				28,778,693

North Carolina - 0.4%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/54	750,000	814,065
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	113,682

Total North Carolina				927,747

Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue	5.000%	1/1/47	40,000	45,285
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	170,000	85,000	*(h)

Total Oklahoma				130,285

Oregon - 0.7%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	650,000	720,213
Washington Multnomah & Yamhill County, OR, School District No. 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/35	1,000,000	1,158,310

Total Oregon				1,878,523

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 5.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	$250,000	$286,260
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,112,530
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, American Water Co. Project	6.200%	4/1/39	10,000,000	10,237,600
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	224,496
Philadelphia School District Project, AGM	5.000%	6/1/33	550,000	613,580

Total Pennsylvania				12,474,466

Rhode Island - 4.1%
Rhode Island State Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	10,000,000	10,370,400	(e)

South Carolina - 0.2%
South Carolina Ports Authority Revenue	5.000%	7/1/36	500,000	566,750	(c)

Texas - 8.6%
Arlington TX, Special Tax Revenue, Subordinated Lien, BAM	5.000%	2/15/41	400,000	439,424
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/35	300,000	343,575
City of Houston TX Airport System Revenue	5.000%	7/1/31	1,750,000	2,026,412	(c)
City of Sugar Land, TX, GO	5.000%	2/15/28	100,000	117,924
Clifton, TX, Higher Education Finance Corp., Education Revenue, IDEA Public Schools, PSF-GTD	5.000%	8/15/35	2,400,000	2,706,264
Grand Parkway Transportation Corp., TX, System Toll Revenue	5.000%	10/1/48	2,500,000	2,848,550
Harris County, TX, Cultural Education Facilities Finance Corp.,Thermal Utility Revenue, Teco Project	5.000%	11/15/33	250,000	289,470
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,000,000	1,127,700	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	120,000	135,484	(c)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,175,230

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
North Texas Tollway Authority Revenue, First Tier	5.000%	1/1/43	$2,000,000	$2,267,400
Socorro, TX, ISD, GO, School Building, PSF - GTD	5.000%	8/15/40	800,000	909,608
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	190,000	210,408
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,518,054
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	541,665	(c)
Texas State Water Development Board Revenue:
	5.000%	10/15/42	1,500,000	1,722,105
	5.000%	10/15/47	200,000	228,760
Texas State, GO, Transport Commission - Mobility Fund	5.000%	10/1/34	500,000	582,355
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	311,853	(d)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	52,353

Total Texas				21,554,594

U.S. Virgin Islands - 1.6%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	4,000,000	4,010,000

Utah - 0.3%
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	10/15/38	500,000	558,475
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/47	250,000	273,285

Total Utah				831,760

Virginia - 1.8%
Virginia State College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment Programs	5.000%	2/1/32	1,000,000	1,181,690
Virginia State Port Authority Port Facility Revenue:
	5.000%	7/1/41	400,000	444,196	(c)
	5.000%	7/1/45	500,000	551,630	(c)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - (continued)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	$250,000	$297,857
Virginia State Small Business Financing Authority Revenue, Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,938,460	(c)

Total Virginia				4,413,833

Washington - 2.6%
Port of Seattle, WA, Revenue	5.000%	5/1/36	500,000	561,520	(c)
Washington Health Care Facilities Authority Revenue, Overlake Hospital Medical Center	5.000%	7/1/42	3,750,000	4,162,463
Washington State HFC Revenue, Heron’s Key	6.000%	7/1/25	675,000	733,448	(d)
Washington State, GO	5.000%	8/1/33	1,000,000	1,162,900

Total Washington				6,620,331

Wisconsin - 4.8%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	5.000%	12/1/27	1,500,000	1,598,115	(d)
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	300,000	327,633	(c)
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	10,220,600	(e)

Total Wisconsin				12,146,348

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $235,456,849)				250,398,956

SHORT-TERM INVESTMENTS - 0.5%
MUNICIPAL BONDS - 0.5%
California - 0.1%
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue, SPA - Sumitomo Mitsui Banking	1.250%	4/1/36	300,000	300,000	(i)(j)

Florida - 0.1%
Sarasota County, FL, Public Hospital District, Sarasota Memorial Hospital	1.510%	7/1/37	100,000	100,000	(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - 0.3%
New York City, NY, HDC, MFH Revenue Sustainable Neighborhood, LIQ - Citibank N.A.	1.440%	5/1/20	$300,000	$300,000	(i)(j)
New York State Housing Finance Agency Revenue, 42nd and 10th Housing, LIQ - FHLMC, LOC - FHLMC	1.530%	11/1/41	200,000	200,000	(c)(i)(j)
New York State Urban Development Corp.	1.520%	3/15/33	300,000	300,000	(i)(j)

Total New York				800,000

TOTAL MUNICIPAL BONDS (Cost - $1,200,000)				1,200,000

			SHARES
MONEY MARKET FUNDS - 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost - $32,225)	1.850%		32,225	32,225

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,232,225)				1,232,225

TOTAL INVESTMENTS - 99.9% (Cost - $236,689,074)				251,631,181
Other Assets in Excess of Liabilities - 0.1%				207,712

TOTAL NET ASSETS - 100.0%				$251,838,893

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	The coupon payment on these securities is currently in default as of August 31, 2018.

(i)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(j)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2018

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Ultra Long-Term Bonds	22	12/18	$3,494,469	$3,504,875	$(10,406)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$250,398,956	—	$250,398,956
Short-Term Investments†:
Municipal Bonds	—	1,200,000	—	1,200,000
Money Market Funds	$32,225	—	—	32,225

Total Short-Term Investments	32,225	1,200,000	—	1,232,225

Total Investments	$32,225	$251,598,956	—	$251,631,181

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$10,406	—	—	$10,406

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018